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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07687
First American Strategy Funds, Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall Minneapolis, MN		55402
(Address of principal executive offices)		(Zip code)
Charles D. Gariboldi 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-677-3863

Date of fiscal year end:	9/30/05

Date of reporting period:	6/30/05

Schedule of Investments June 30, 2005 (unaudited)

Strategy Aggressive Growth Allocation Fund+

Description	SHARES	VALUE (000)
Affiliated Investment Companies
Equity Funds - 94.8%
First American Investment Funds, Inc. (a)
Equity Income Fund	352,340	$4,764
Equity Index Fund	175,878	3,920
International Fund	2,019,388	22,940
Large Cap Growth Opportunities Fund	728,988	20,259
Large Cap Select Fund	551,348	7,636
Large Cap Value Fund	744,673	14,275
Mid Cap Growth Opportunities Fund*	96,666	3,986
Mid Cap Index Fund	73,230	968
Mid Cap Value Fund	125,806	2,984
Real Estate Securities Fund	184,579	3,906
Small Cap Growth Opportunities Fund*	42,362	986
Small Cap Index Fund	71,051	992
Small Cap Select Fund*	68,245	1,050
Small Cap Value Fund	58,397	974
Total Equity Funds (Cost $82,328)		89,640
Fixed Income Funds - 4.0%
First American Investment Funds, Inc. (a)
Core Bond Fund	94,536	1,071
High Income Bond Fund	142,583	1,352
Inflation Protected Securities Fund	135,570	1,395
Total Fixed Income Funds (Cost $3,803)		3,818
Money Market Fund - 1.2%
First American Funds, Inc. (b)
Prime Obligations Fund	1,102,823	1,103
Total Money Market Fund (Cost $1,103)		1,103
Total Affiliated Investment Companies - 100.0% (Cost $87,234)		94,561
Other Assets and Liabilities, Net - (0.0)%		(52)
Total Net Assets - 100.0%		$94,509

+	Investments in Open-end mutual funds are valued at the respective net asset value of each underlying fund as of June 30, 2005.
*	Non-income producing security
(a)	Investments in these funds are made in the Y share class.
(b)	Investment in this fund is made in the Z share class.

Schedule of Investments  June 30, 2005 (unaudited)

Strategy Growth Allocation Fund+

Description	SHARES	VALUE (000)
Affiliated Investment Companies
Equity Funds - 83.2%
First American Investment Funds, Inc. (a)
Equity Income Fund	433,602	5,862
Equity Index Fund	290,599	6,477
International Fund	2,351,260	26,710
Large Cap Growth Opportunities Fund	911,314	25,325
Large Cap Select Fund	698,580	9,675
Large Cap Value Fund	918,326	17,604
Mid Cap Growth Opportunities Fund*	108,038	4,456
Mid Cap Index Fund	102,738	1,358
Mid Cap Value Fund	113,266	2,687
Real Estate Securities Fund	222,449	4,707
Small Cap Index Fund	94,590	1,321
Small Cap Select Fund*	91,557	1,409
Small Cap Value Fund	81,382	1,357
Total Equity Funds (Cost $100,340)		108,948
Fixed Income Funds - 15.5%
First American Investment Funds, Inc. (a)
Core Bond Fund	1,148,682	13,015
High Income Bond Fund	286,308	2,714
Inflation Protected Securities Fund	437,406	4,501
Total Fixed Income Funds (Cost $20,007)		20,230
Money Market Fund - 1.6%
First American Funds, Inc. (b)
Prime Obligations Fund	2,149,669	2,150
Total Money Market Fund (Cost $2,150)		2,150
Total Affiliated Investment Companies - 100.3% (Cost $122,497)		131,328
Other Assets and Liabilities, Net - (0.3)%		(421)
Total Net Assets - 100.0%		$130,907

+	Investments in Open-end mutual funds are valued at the respective net asset value of each underlying fund as of June 30, 2005.
*	Non-income producing security
(a)	Investments in these funds are made in the Y share class.
(b)	Investments in this fund is made in the Z share class.

Schedule of Investments   June 30, 2005 (unaudited)

Strategy Growth & Income Allocation Fund+

Description	SHARES	VALUE (000)
Affiliated Investment Companies
Equity Funds - 67.7%
First American Investment Funds, Inc. (a)
Equity Income Fund	751,715	$10,163
Equity Index Fund	697,396	15,545
International Fund	3,328,001	37,806
Large Cap Growth Opportunities Fund	1,162,451	32,304
Large Cap Select Fund	1,157,312	16,029
Large Cap Value Fund	1,368,209	26,229
Mid Cap Growth Opportunities Fund*	156,457	6,452
Mid Cap Index Fund	204,018	2,697
Mid Cap Value Fund	196,551	4,662
Real Estate Securities Fund	353,812	7,487
Small Cap Index Fund	190,012	2,653
Small Cap Select Fund*	183,576	2,825
Total Equity Funds (Cost $144,376)		164,852
Fixed Income Funds - 31.2%
First American Investment Funds, Inc. (a)
Core Bond Fund	4,824,582	54,663
High Income Bond Fund	667,858	6,331
Inflation Protected Securities Fund	1,445,490	14,874
Total Fixed Income Funds (Cost $75,423)		75,868
Money Market Fund - 1.1%
First American Funds, Inc. (b)
Prime Obligations Fund	2,653,812	2,654
Total Money Market Fund (Cost $2,654)		2,654
Total Affiliated Investment Companies - 100.0% (Cost $222,453)		243,374
Other Assets and Liabilities, Net - 0.0%		100
Total Net Assets - 100.0%		$243,474

+	Investments in Open-end mutual funds are valued at the respective net asset value of each underlying fund as of June 30, 2005.
*	Non-income producing security
(a)	Investments in these funds are made in the Y share class.
(b)	Investment in this fund is made in the Z share class.

Schedule of Investments  June 30, 2005 (unaudited)

Strategy Income Allocation Fund+

Description	SHARES	VALUE (000)
Affiliated Investment Companies
Equity Funds - 35.8%
First American Investment Funds, Inc. (a)
Equity Income Fund	449,726	$6,080
Equity Index Fund	288,305	6,426
International Fund	607,125	6,897
Large Cap Growth Opportunities Fund	73,105	2,032
Large Cap Select Fund	214,946	2,977
Large Cap Value Fund	64,314	1,233
Mid Cap Growth Opportunities Fund*	17,627	727
Mid Cap Index Fund	97,258	1,286
Real Estate Securities Fund	114,790	2,429
Small Cap Index Fund	93,580	1,306
Total Equity Funds (Cost $28,177)		31,393
Fixed Income Funds - 62.9%
First American Investment Funds, Inc. (a)
Core Bond Fund	3,592,052	40,698
High Income Bond Fund	232,996	2,209
Inflation Protected Securites Fund	1,179,201	12,134
Total Fixed Income Funds (Cost $54,934)		55,041
Money Market Fund - 1.4%
First American Funds, Inc. (b)
Prime Obligations Fund	1,211,192	1,211
Total Money Market Fund (Cost $1,211)		1,211
Total Affiliated Investment Companies - 100.1% (Cost $84,322)		87,645
Other Assets and Liabilities, Net - (0.1%)		(110)
Total Net Assets - 100.0%		$87,535

+	Investments in Open-end mutual funds are valued at the respective net asset value of each underlying fund as of June 30, 2005.
*	Non-income producing security
(a)	Investments in these funds are made in the Y share class.
(b)	Investment in this fund is made in the Z share class.

Item 2—Controls and Procedures

(a)  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Strategy Funds, Inc.

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: August 29, 2005

By:

/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: August 29, 2005